Redeemable convertible preferred shares (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Fair Values of Conversion Features and Redemption Features Which Required to Be Bifurcated and Accounted for as Derivative Liabilities

As of December 31, 2016, the fair values of these conversion features and redemption features which required to be bifurcated and accounted for as derivative liabilities are as follows:

As of December 31,
2016
Financial derivatives - conversion features	56,916
Financial derivatives - redemption features	3,968

60,884
Less: current portion	(60,525)

Non-current portion	359

Schedule of Significant Estimates Used to Calculate Fair Value of Preferred Shares for Determining Conversion Feature and Redemption Feature

In determining the fair value of these preferred shares for purposes of determining the conversion feature and redemption feature as of December 31, 2016, a business valuation of the Company was estimated. Significant factors, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach, and such approach involves certain significant estimates which are as follows:

As of December 31,
2016
Terminal growth rate	3.0%
Weighted average cost of capital	18.3%
Growth rate on average spending per customer	3.0% - 19.0%

Series A

	Years ended December 31,
	2016	2017
Beginning balance	5,487	5,597
Accretion to redemption value	110	235
Conversion to Class A ordinary shares	—	(5,832)

Ending balance	5,597	—

Series B

	Years ended December 31,
	2016	2017
Beginning balance	9,145	9,807
Accretion to redemption value	662	1,427
Conversion to Class A ordinary shares	—	(11,234)

Ending balance	9,807	—

Series C

	Years ended December 31,
	2016	2017
Beginning balance	10,733	10,733
Conversion to Class A ordinary shares	—	(10,733)

Ending balance	10,733	—

Series D

	Years ended December 31,
	2016	2017
Beginning balance	43,956	43,956
Gain from wavier on anti-dilution	—	(632)
Conversion to Class A ordinary shares	—	(43,324)

Ending balance	43,956	—

Series E

	Years ended December 31,
	2016	2017
Beginning balance	—	18,845
Issuance of preferred shares	18,845	—
Conversion to Class A ordinary shares	—	(18,845)

Ending balance	18,845	—